Note 4 - Change in Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, trade receivables		$ 181	[1]
IFRS 9 [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, trade receivables		$ 181

[1]	Restated, refer note 4(a).